Business and Geographic Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Geographic Distribution of Revenue

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
North America	47%	49%	50%
Europe	15%	14%	13%
Latin America and Caribbean	15%	15%	14%
Africa and Middle East	14%	13%	14%
Asia-Pacific	9%	9%	9%

Schedule of Off-Network and On-Network Revenues

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2015		Year Ended December 31, 2016		Year Ended December 31, 2017
On-Network Revenues
Transponder services	$1,705,568	73%	$1,561,108	71%	$1,543,384	72%
Managed services	405,330	17%	414,758	19%	412,147	19%
Channel	38,872	2%	9,134	0%	5,405	0%

Total on-network revenues	2,149,770	91%	1,985,000	91%	1,960,936	91%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	160,063	7%	157,212	7%	141,845	7%
Satellite-related services	42,688	2%	45,835	2%	45,831	2%

Total off-network and other revenues	202,751	9%	203,047	9%	187,676	9%

Total	$2,352,521	100%	$2,188,047	100%	$2,148,612	100%